Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2021
Related Party Transactions Tables Abstract
Disclosure of key management is comprised

	December 31, 2021	December 31, 2020
Management fees	$740,234	$851,438
Share-based payments	940,268	-
Key management personnel compensation	$1,680,502	$851,438